S000080646 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares Large Cap Deep Buffer ETF | iShares Large Cap Deep Buffer ETF
Prospectus [Line Items]
Annual Return [Percent]	18.66% [1]

[1]	The Fund’s year‑to‑date return as of June 30, 2025 was 1.55%.